Business Acquisitions - Additional Information (Details) - USD ($)	Oct. 17, 2019	Nov. 19, 2018	Jun. 28, 2019	May 07, 2019	Jan. 28, 2019
Business Acquisition [Line Items]
Goodwill recognized expected to be deductible for income tax purposes	$ 0
Helpful.com, Inc.
Business Acquisition [Line Items]
Percentage of company acquired					100.00%
Handshake Corp.
Business Acquisition [Line Items]
Percentage of company acquired				100.00%
Vinderbit Pty Ltd
Business Acquisition [Line Items]
Percentage of company acquired			100.00%
6 River Systems, Inc.
Business Acquisition [Line Items]
Percentage of company acquired	100.00%
Total purchase price	$ 261,194,000
Equity issued	64,074,000
6 River Systems, Inc. | Acquired technology
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired	142,500,000
6 River Systems, Inc. | Customer relationships
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired	$ 7,600,000
Tictail, Inc.
Business Acquisition [Line Items]
Percentage of company acquired		100.00%
Total purchase price		$ 17,144,000
Goodwill recognized expected to be deductible for income tax purposes		0
Tictail, Inc. | Acquired technology
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired		1,400,000
Tictail, Inc. | Customer relationships
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired		$ 100,000
Minimum
Business Acquisition [Line Items]
Acquired intangibles, amortization period (in years)	9 years
Minimum | Tictail, Inc.
Business Acquisition [Line Items]
Acquired intangibles, amortization period (in years)		1 year
Maximum
Business Acquisition [Line Items]
Acquired intangibles, amortization period (in years)	5 years
Maximum | Tictail, Inc.
Business Acquisition [Line Items]
Acquired intangibles, amortization period (in years)		3 years
Class A Subordinate Voting | 6 River Systems, Inc.
Business Acquisition [Line Items]
Equity issued	$ 132,510,000